EQUITY AND STOCK-BASED COMPENSATION - Income Per Share (Details) - shares		12 Months Ended
	Sep. 26, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Common shares distributed to SPX shareholders (in shares)	41,322,000
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average shares outstanding, basic		40,863,000	40,809,000	40,809,000
Dilutive effect of share-based awards (in shares)		97,000	123,000	123,000
Weighted-average shares outstanding, dilutive		40,960,000	40,932,000	40,932,000
Restricted stock shares and restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities not included in computation of diluted income per share (in shares)		474,000	479,000	479,000
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities not included in computation of diluted income per share (in shares)		389,000	0	0